Long-Term Debt	6 Months Ended
Jun. 30, 2016
Long-Term Debt [Abstract]
Long-Term Debt
6.	Long-Term Debt
As of June 30, 2016 and December 31, 2015 the Partnership's long-term debt consisted of the following:

	Bank Loans	As of June 30, 2016	As of December 31, 2015	Margin
(i)	Issued in April, 2007 maturing in December, 2019 - $370,000 credit facility (the “2007 credit facility”)	$185,975	$185,975	3.00%
(ii)	Issued in March, 2008 maturing in December, 2019 - $350,000 credit facility (the “2008 credit facility”)	$181,641	$181,641	3.00%
(iii)	Issued in June 2011 maturing in March 2018 - $25,000 credit facility -(the “2011 credit facility”)	$14,000	$14,000	3.25%
(iv)	Issued in September 2013 maturing in December 2020 - (the “2013 credit facility”)	$216,323	$190,000	3.50%
	Total long-term debt	$597,939	$571,616
	Less: Deferred loan issuance costs	3,321	3,806
	Total long-term debt, net	$594,618	$567,810
	Less: Current portion of long-term debt	17,354	12,957
	Add: Current portion of deferred loan issuance costs	984	1,035
	Long-term debt, net	$578,248	$555,888

Details of the Partnership's credit facilities are discussed in Note 7 of the Partnership's Consolidated Financial Statements for the year ended December 31, 2015.
On February 23, 2016, the Partnership drew the amount of $35,000 from the Tranche B of its existing 2013 credit facility in order to partly finance the acquisition of the shares of the vessel-owning company of the M/V CMA CGM Magdalena (Note 4). During the six month period ended June 30, 2016 the Partnership repaid the amount of $8,677, in line with the amortization schedule of its 2013 credit facility. As of June 30, 2016 there were no undrawn amounts under the Partnership's credit facilities.
As of June 30, 2016 and December 31, 2015 the Partnership was in compliance with all financial debt covenants.
For the six month periods ended June 30, 2016 and 2015 interest expense amounted to $11,055 and $8,230, respectively. As of June 30, 2016 and 2015 the weighted average interest rate of the Partnership's loan facilities was 3.71% and 3.34% respectively.